Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	May 07, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company has adopted a code of ethics that applies to its Chief Executive Officer, Chief Financial Officer and Chief Accounting Officer and Corporate Controller, or persons performing similar functions. The Company has also adopted a code of business conduct that applies to the Company’s directors, officers and employees. A current copy of each of these codes is available on the Company’s website at www.moodys.com under the headings “About Moody’s—Investor Relations—Corporate Governance—Charter Documents—Other Governance Documents.” A copy of each is also available in print to stockholders upon request, addressed to the Corporate Secretary of the Company at 7 World Trade Center at 250 Greenwich Street, New York, New York 10007. The Company intends to satisfy disclosure requirements regarding any amendments to, or waivers from, the code of ethics and the code of business conduct by posting such information on the Company’s website at www.moodys.com under the headings “About Moody’s—Investor Relations—Corporate Governance—Charter Documents—Other Governance Documents.”
Our policies and procedures governing the purchase, sale and other dispositions of the Company’s securities by directors, officers and employees, and by the Company itself, are designed to promote compliance with insider trading laws, rules, regulations and listing standards applicable to the Company. The code of business conduct includes a section relating to insider trading and directs certain categories of stakeholders to our Securities Trading Policy (“STP”).
The STP, which applies to applies to all members of the Moody’s Board of Directors, all Moody’s Executive Officers, as well as generally to all full- and part-time employees of Moody’s and any of its majority or wholly-owned subsidiaries and their immediate family members, contains general prohibitions against: (i) trading in Moody’s securities or securities of another issuer while aware of material non-public information ("MNPI") about Moody’s or such other issuer; (ii) tipping MNPI about Moody’s or MNPI of other issuers acquired as a result of a person’s relationship with Moody’s; and (iii) “shadow trading,” by prohibiting trading while aware of MNPI relating to another issuer (including information about Moody’s that may reasonably be expected to have an effect on the market for another issuer’s security) that is obtained as a result of the employee’s employment or other relationship with Moody’s.
In addition, the STP includes requirements that apply to company insiders against trading in Moody’s securities or entering, amending or terminating 10b5-1 trading plans in respect of Moody’s securities outside of designated window periods, pre-clearance of trades in Moody’s securities, as well as general prohibitions relating to short-selling, hedging and pledging Moody’s securities. As a result of Moody’s Ratings' unique role as a credit rating agency, the STP also includes Monitored Employee Requirements that impose additional restrictions, as well as reporting, trade pre-clearance and post-trade review obligations, relating to trading in non-Moody’s securities by certain rating personnel senior employees and other employees with access to MNPI about other issuers obtained as a result of the credit ratings process ("Moody's Non-Public Ratings Information").
The STP assigns an employee's position profile, and therefore whether they are subject to certain of the Monitored Employee Requirements, based on the Employee’s level of access to Moody's Non-Public Ratings Information.
With respect to the Company’s trading in its own securities, Moody’s has established procedures that it has followed for several years, now memorialized in the Company Trading Policy. Among other things, that policy requires that the Treasurer’s office confirm with the General Counsel that the Company is not aware of MNPI prior to and as a condition of share repurchases being commenced or a repurchase agreement being entered into.
The Company’s Securities Trading Policy and Company Trading Policy are attached as Exhibits 19.1 and 19.2, respectively, to the Company's 2024 Annual Report on Form 10-K.

Award Timing Method
The STP, which applies to applies to all members of the Moody’s Board of Directors, all Moody’s Executive Officers, as well as generally to all full- and part-time employees of Moody’s and any of its majority or wholly-owned subsidiaries and their immediate family members, contains general prohibitions against: (i) trading in Moody’s securities or securities of another issuer while aware of material non-public information ("MNPI") about Moody’s or such other issuer; (ii) tipping MNPI about Moody’s or MNPI of other issuers acquired as a result of a person’s relationship with Moody’s; and (iii) “shadow trading,” by prohibiting trading while aware of MNPI relating to another issuer (including information about Moody’s that may reasonably be expected to have an effect on the market for another issuer’s security) that is obtained as a result of the employee’s employment or other relationship with Moody’s.
In addition, the STP includes requirements that apply to company insiders against trading in Moody’s securities or entering, amending or terminating 10b5-1 trading plans in respect of Moody’s securities outside of designated window periods, pre-clearance of trades in Moody’s securities, as well as general prohibitions relating to short-selling, hedging and pledging Moody’s securities. As a result of Moody’s Ratings' unique role as a credit rating agency, the STP also includes Monitored Employee Requirements that impose additional restrictions, as well as reporting, trade pre-clearance and post-trade review obligations, relating to trading in non-Moody’s securities by certain rating personnel senior employees and other employees with access to MNPI about other issuers obtained as a result of the credit ratings process ("Moody's Non-Public Ratings Information").

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Our policies and procedures governing the purchase, sale and other dispositions of the Company’s securities by directors, officers and employees, and by the Company itself, are designed to promote compliance with insider trading laws, rules, regulations and listing standards applicable to the Company. The code of business conduct includes a section relating to insider trading and directs certain categories of stakeholders to our Securities Trading Policy (“STP”).
The STP, which applies to applies to all members of the Moody’s Board of Directors, all Moody’s Executive Officers, as well as generally to all full- and part-time employees of Moody’s and any of its majority or wholly-owned subsidiaries and their immediate family members, contains general prohibitions against: (i) trading in Moody’s securities or securities of another issuer while aware of material non-public information ("MNPI") about Moody’s or such other issuer; (ii) tipping MNPI about Moody’s or MNPI of other issuers acquired as a result of a person’s relationship with Moody’s; and (iii) “shadow trading,” by prohibiting trading while aware of MNPI relating to another issuer (including information about Moody’s that may reasonably be expected to have an effect on the market for another issuer’s security) that is obtained as a result of the employee’s employment or other relationship with Moody’s.
In addition, the STP includes requirements that apply to company insiders against trading in Moody’s securities or entering, amending or terminating 10b5-1 trading plans in respect of Moody’s securities outside of designated window periods, pre-clearance of trades in Moody’s securities, as well as general prohibitions relating to short-selling, hedging and pledging Moody’s securities. As a result of Moody’s Ratings' unique role as a credit rating agency, the STP also includes Monitored Employee Requirements that impose additional restrictions, as well as reporting, trade pre-clearance and post-trade review obligations, relating to trading in non-Moody’s securities by certain rating personnel senior employees and other employees with access to MNPI about other issuers obtained as a result of the credit ratings process ("Moody's Non-Public Ratings Information").
The STP assigns an employee's position profile, and therefore whether they are subject to certain of the Monitored Employee Requirements, based on the Employee’s level of access to Moody's Non-Public Ratings Information.
With respect to the Company’s trading in its own securities, Moody’s has established procedures that it has followed for several years, now memorialized in the Company Trading Policy. Among other things, that policy requires that the Treasurer’s office confirm with the General Counsel that the Company is not aware of MNPI prior to and as a condition of share repurchases being commenced or a repurchase agreement being entered into.
Awards Close in Time to MNPI Disclosures, Table
Due to this Form 8-K event, as required by SEC rules, the table below sets forth certain information about Ms Heuland’s 2024 new hire stock option award.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information (1)

Noémie Heuland	May 7, 2024	3,132	$391.67	$399,956	3.52%
(1)Reflects the percentage change in the closing market price of our Common Stock between the trading day ending immediately prior to the Form 8-K filing ($380.56 on May 3, 2024) and the trading day beginning immediately following the disclosure of material nonpublic information ($393.97 on May 7, 2024).

Noémie Heuland [Member]
Awards Close in Time to MNPI Disclosures
Name		Noémie Heuland
Underlying Securities | shares		3,132
Exercise Price | $ / shares		$ 391.67
Fair Value as of Grant Date | $		$ 399,956
Underlying Security Market Price Change		0.0352